UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292
______________________________________________

UBS Investment Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: August  31

Date of reporting period: May  31, 2012

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

Security description	Shares	Value ($)

Common stocks — 53.40%

Aerospace & defense — 1.53%

BE Aerospace, Inc. *	1,800	77,975

General Dynamics Corp.	16,300	1,043,363

LMI Aerospace, Inc. *	2,600	40,820

The Boeing Co.	13,100	911,891

United Technologies Corp.	25,900	1,919,449

		3,993,498

Air freight & logistics — 0.02%

Hub Group, Inc., Class A *	1,800	62,928

Auto components — 0.45%

Johnson Controls, Inc.	35,500	1,069,970

Tenneco, Inc. *	4,100	111,315

		1,181,285

Automobiles — 0.35%

General Motors Co. *	40,500	899,100

Beverages — 0.13%

Monster Beverage Corp. *	4,500	326,700

National Beverage Corp. *	256	3,702

		330,402

Biotechnology — 2.05%

Acorda Therapeutics, Inc. *	17,400	382,626

Alexion Pharmaceuticals, Inc. *	3,200	289,824

Alnylam Pharmaceuticals, Inc. *	14,000	143,360

Amylin Pharmaceuticals, Inc. *	8,100	214,731

Biogen Idec, Inc. *	14,200	1,856,650

Cubist Pharmaceuticals, Inc. *	8,200	328,984

Gilead Sciences, Inc. *	42,700	2,132,865

		5,349,040

Building products — 0.04%

A.O. Smith Corp.	2,200	101,552

Capital markets — 0.52%

Evercore Partners, Inc., Class A	3,200	79,072

Golub Capital BDC, Inc. [1]	5,000	72,850

Invesco Ltd.	20,200	439,350

Morgan Stanley	50,400	673,344

PennantPark Investment Corp.	8,800	85,800

		1,350,416

Chemicals — 1.32%

Celanese Corp., Series A	10,800	429,948

Cytec Industries, Inc.	1,200	72,552

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Chemicals — (concluded)

FMC Corp.	13,800	703,386

H.B. Fuller Co.	1,600	48,640

The Dow Chemical Co.	19,300	599,458

The Sherwin-Williams Co.	12,200	1,581,608

		3,435,592

Commercial banks — 0.83%

Banner Corp.	2,300	44,160

BBCN Bancorp, Inc. *	12,131	130,894

City National Corp.	1,300	64,584

East West Bancorp, Inc.	4,300	96,277

Prosperity Bancshares, Inc.	1,700	72,624

U.S. Bancorp	20,600	640,866

Wells Fargo & Co.	35,100	1,124,955

		2,174,360

Commercial services & supplies — 0.03%

Innerworkings, Inc. *,1	7,500	88,425

Communications equipment — 1.64%

Aruba Networks, Inc. *,1	3,000	39,420

Finisar Corp. *,1	3,700	53,095

Juniper Networks, Inc. *	23,900	411,080

NETGEAR, Inc. *	2,200	69,058

Nortel Networks Corp. *	25,433	331

QUALCOMM, Inc.	48,200	2,762,342

Riverbed Technology, Inc. *	56,900	933,160

		4,268,486

Computers & peripherals — 4.53%

Apple, Inc. *	16,300	9,416,999

NetApp, Inc. *	70,300	2,092,128

SanDisk Corp. *	8,800	287,760

		11,796,887

Construction & engineering — 0.02%

MasTec, Inc. *	2,500	40,875

Containers & packaging — 0.09%

Rock-Tenn Co., Class A	4,500	232,155

Diversified consumer services — 0.03%

Regis Corp.	4,600	84,226

Diversified financial services — 1.02%

Citigroup, Inc.	43,047	1,141,176

CME Group, Inc.	2,200	566,654

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Diversified financial services — (concluded)

JPMorgan Chase & Co.	29,000	961,350

		2,669,180

Electric utilities — 0.55%

Edison International	17,200	773,312

NextEra Energy, Inc.	9,100	594,594

UNS Energy Corp.	2,000	74,980

		1,442,886

Electrical equipment — 0.52%

Regal-Beloit Corp.	1,800	108,522

Roper Industries, Inc.	12,300	1,245,006

		1,353,528

Electronic equipment, instruments & components — 0.04%

Audience, Inc. *	3,100	54,932

Rofin-Sinar Technologies, Inc. *	2,400	47,640

		102,572

Energy equipment & services — 2.51%

Baker Hughes, Inc.	28,200	1,176,786

C&J Energy Services, Inc. *,1	3,000	53,640

Ensco, PLC Class A	7,600	341,316

FMC Technologies, Inc. *	48,000	1,931,520

Halliburton Co.	10,700	321,642

McDermott International, Inc. *	57,800	586,670

Noble Corp. *	22,700	709,829

Schlumberger Ltd.	22,300	1,410,475

		6,531,878

Food & staples retailing — 1.08%

CVS Caremark Corp.	62,900	2,826,726

Food products — 0.56%

Bunge Ltd.	8,000	476,000

Kraft Foods, Inc., Class A	25,600	979,712

		1,455,712

Health care equipment & supplies — 0.56%

AtriCure, Inc. *	400	3,596

Baxter International, Inc.	8,700	440,394

CONMED Corp.	2,200	58,938

Greatbatch, Inc. *	5,400	112,104

Hill-Rom Holdings, Inc.	1,700	49,997

ICU Medical, Inc. *	1,200	61,740

Integra LifeSciences Holdings Corp. *	2,100	74,571

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Health care equipment & supplies — (concluded)

Medtronic, Inc.	13,500	497,340

STERIS Corp.	2,500	74,650

The Cooper Cos., Inc.	1,100	93,698

		1,467,028

Health care providers & services — 1.48%

HCA Holdings, Inc.	20,100	522,399

McKesson Corp.	4,300	375,304

Patterson Cos., Inc.	1,700	56,508

PSS World Medical, Inc. *	4,800	97,104

UnitedHealth Group, Inc.	50,100	2,794,077

		3,845,392

Hotels, restaurants & leisure — 2.06%

Caribou Coffee Co., Inc. *	5,600	66,640

Chipotle Mexican Grill, Inc. *	2,500	1,032,675

Las Vegas Sands Corp.	36,300	1,676,334

McDonald’s Corp.	20,600	1,840,404

Starbucks Corp.	10,500	576,345

Vail Resorts, Inc.	2,400	104,328

WMS Industries, Inc. *	3,400	69,802

		5,366,528

Household products — 0.38%

Central Garden and Pet Co., Class A *	13,100	120,782

Colgate-Palmolive Co.	7,800	766,740

Spectrum Brands Holdings, Inc. *	2,600	89,752

		977,274

Industrial conglomerates — 0.73%

Danaher Corp.	36,700	1,907,299

Insurance — 0.35%

Lincoln National Corp.	20,700	427,869

MetLife, Inc.	13,700	400,177

Validus Holdings Ltd.	2,800	87,864

		915,910

Internet & catalog retail — 2.67%

Amazon.com, Inc. *	20,900	4,449,819

Priceline.com, Inc. *	4,000	2,501,960

		6,951,779

Internet software & services — 2.50%

Baidu, Inc., ADR *	16,000	1,884,320

Bazaarvoice, Inc. *	1,000	17,290

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Internet software & services — (concluded)

Demandware, Inc. *,1	800	24,888

Digital River, Inc. *	1,900	27,740

ExactTarget, Inc. *	900	17,829

Facebook, Inc., Class A *,1	57,400	1,700,762

Google, Inc., Class A *	3,600	2,091,096

MercadoLibre, Inc.	9,600	674,304

ValueClick, Inc. *	4,100	71,914

		6,510,143

IT services — 2.92%

Fidelity National Information Services, Inc.	27,300	894,894

MasterCard, Inc., Class A	3,500	1,422,785

ServiceSource International, Inc. *,1	33,000	396,000

Teradata Corp. *	18,200	1,209,936

Visa, Inc., Class A	32,100	3,697,920

		7,621,535

Life sciences tools & services — 1.09%

Agilent Technologies, Inc.	54,300	2,207,838

Bio-Rad Laboratories, Inc., Class A *	4,500	448,245

Bruker Corp. *	11,800	174,994

		2,831,077

Machinery — 0.80%

CIRCOR International, Inc.	1,500	48,285

Cummins, Inc.	11,000	1,066,450

Greenbrier Cos., Inc. *	2,200	30,448

Illinois Tool Works, Inc.	15,000	842,250

Kaydon Corp.	1,900	42,389

Nordson Corp.	1,100	58,971

		2,088,793

Media — 1.86%

Cinemark Holdings, Inc.	5,400	124,524

Comcast Corp., Class A	74,100	2,142,231

Discovery Communications, Inc., Class A *	26,400	1,322,640

ReachLocal, Inc. *	3,700	37,333

Time Warner, Inc.	17,700	610,119

Valassis Communications, Inc. *,1	3,300	65,703

Viacom, Inc., Class B	11,500	548,895

		4,851,445

Metals & mining — 0.16%

Compass Minerals International, Inc.	1,100	78,276

Steel Dynamics, Inc.	30,900	325,686

		403,962

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Multi-utilities — 0.21%

PG&E Corp.	12,800	559,360

Multiline retail — 1.56%

Dollar General Corp. *	49,600	2,425,936

Kohl’s Corp.	17,200	788,104

Macy’s, Inc.	22,600	859,930

		4,073,970

Oil, gas & consumable fuels — 2.41%

Alpha Natural Resources, Inc. *	6,200	64,976

Berry Petroleum Co., Class A	2,000	77,820

Cabot Oil & Gas Corp.	27,500	894,850

Concho Resources, Inc. *	18,500	1,623,190

EOG Resources, Inc.	15,700	1,559,010

EQT Corp.	13,900	644,682

Hess Corp.	14,700	642,390

Kodiak Oil & Gas Corp. *,1	9,800	79,478

Peabody Energy Corp.	12,100	282,656

Ultra Petroleum Corp. *,1	22,200	411,144

		6,280,196

Paper & forest products — 0.10%

International Paper Co.	8,600	251,120

Personal products — 0.91%

The Estee Lauder Cos., Inc., Class A	43,900	2,377,185

Pharmaceuticals — 1.85%

Allergan, Inc.	34,700	3,131,675

Hospira, Inc. *	12,600	393,876

Merck & Co., Inc.	18,209	684,294

Teva Pharmaceutical Industries Ltd., ADR	15,400	603,526

		4,813,371

Real estate investment trusts — 0.38%

American Capital Agency Corp.	16,600	542,322

Campus Crest Communities, Inc.	10,300	111,034

Hudson Pacific Properties, Inc.	4,900	78,498

LaSalle Hotel Properties	3,500	96,530

Mack-Cali Realty Corp.	2,800	76,272

Summit Hotel Properties, Inc.	10,200	81,294

		985,950

Road & rail — 1.26%

Hertz Global Holdings, Inc. *	85,100	1,158,211

Norfolk Southern Corp.	8,400	550,368

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Road & rail — (concluded)

Union Pacific Corp.	14,200	1,581,880

		3,290,459

Semiconductors & semiconductor equipment — 1.09%

Atmel Corp. *	54,600	382,200

Broadcom Corp., Class A *	37,500	1,213,125

Intersil Corp., Class A	33,900	357,645

Micron Technology, Inc. *	44,900	262,216

ON Semiconductor Corp. *	3,400	22,916

Skyworks Solutions, Inc. *	22,600	607,036

		2,845,138

Software — 1.76%

Adobe Systems, Inc. *	37,000	1,148,850

Cadence Design Systems, Inc. *	6,200	63,240

Envivio, Inc. *,1	6,100	51,179

Guidewire Software, Inc. *,1	1,600	41,456

Infoblox, Inc. *	1,300	25,727

NICE Systems Ltd., ADR *	1,500	55,620

Proofpoint, Inc. *	1,800	25,686

RealPage, Inc. *,1	1,800	32,130

Salesforce.com, Inc. *	14,900	2,065,438

Solera Holdings, Inc.	1,100	48,840

Splunk, Inc. *	1,000	32,560

SS&C Technologies Holdings, Inc. *	4,100	96,678

Symantec Corp. *	54,200	804,328

Tangoe, Inc. *	2,900	55,999

Websense, Inc. *	1,800	33,444

		4,581,175

Specialty retail — 0.25%

The Home Depot, Inc.	13,000	641,420

Textiles, apparel & luxury goods — 2.74%

Coach, Inc.	15,200	1,025,240

Fifth & Pacific Cos., Inc. *	4,100	49,077

Lululemon Athletica, Inc. *,1	11,800	857,152

Movado Group, Inc.	3,600	99,720

Nike, Inc., Class B	23,400	2,531,412

Ralph Lauren Corp.	16,900	2,514,720

True Religion Apparel, Inc.	2,000	58,660

		7,135,981

Thrifts & mortgage finance — 0.05%

Brookline Bancorp, Inc.	8,900	78,231

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

Security description	Shares	Value ($)

Common stocks — (concluded)

Thrifts & mortgage finance — (concluded)

EverBank Financial Corp. *	4,400	48,928

		127,159

Tobacco — 0.43%

Philip Morris International, Inc.	13,300	1,123,983

Trading companies & distributors — 0.06%

United Rentals, Inc. *,1	1,500	51,825

Watsco, Inc.	1,300	95,693

		147,518

Wireless telecommunication services — 0.92%

Crown Castle International Corp. *	28,500	1,556,100

MetroPCS Communications, Inc. *	69,700	446,080

NII Holdings, Inc. *	34,300	395,136

		2,397,316

Total common stocks (cost—$134,786,995)		139,141,175

Preferred stock — 0.00%

Consumer finance — 0.00%

Ally Financial, Inc.[2] (cost—$98)	5	4,287

Investment company — 4.10%

UBS Credit Bond Relationship Fund*,3 (cost—$9,046,919)	671,919	10,696,010

	Number of
	warrants

Warrants — 0.00%

Commercial banks — 0.00%

CMP Susquehanna Radio Holdings Corp., expires 03/23/19*,4,5 (cost—$27)	2,665	27

	Face
	amount ($)

US government obligations — 8.48%

US Treasury Bonds
3.125%, due 11/15/41	470,000	513,916

3.125%, due 02/15/42	1,255,000	1,372,265

US Treasury Notes
0.125%, due 04/15/17	1,287,380	1,364,019

0.250%, due 04/30/14	11,885,000	11,881,755

0.250%, due 05/15/15	80,000	79,763

0.625%, due 05/31/17	250,000	249,453

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government obligations — (concluded)

0.875%, due 01/31/17	515,000	520,914

0.875%, due 04/30/17	1,975,000	1,995,984

1.000%, due 03/31/17	345,000	350,822

1.750%, due 05/15/22	1,235,000	1,254,297

1.875%, due 06/30/15	160,000	167,237

2.000%, due 02/15/22	2,265,000	2,356,486

Total US government obligations (cost—$21,839,379)		22,106,911

Mortgage & agency debt securities — 6.54%

Federal Home Loan Mortgage Corporation Certificates,**
0.500%, due 04/17/15	980,000	979,430

1.000%, due 06/29/17	600,000	599,687

4.000%, due 01/01/41	617,383	656,072

5.000%, due 03/01/38	230,158	248,160

5.000%, due 11/01/38	23,204	24,994

5.000%, due 12/01/38	149,720	161,268

5.500%, due 05/01/37	1,070,498	1,185,633

5.500%, due 08/01/40	86,190	94,329

6.000%, due 10/01/36	167,054	185,804

6.500%, due 08/01/28	250,034	286,933

2.500%, TBA	900,000	925,734

4.500%, TBA	100,000	106,781

Federal National Mortgage Association Certificates,**
4.000%, due 12/01/39	714,412	761,361

4.000%, due 01/01/41	477,996	509,305

4.000%, due 02/01/41	184,672	196,825

4.000%, due 09/01/41	434,414	463,004

4.500%, due 09/01/37	1,286,028	1,383,779

4.500%, due 02/01/39	159,049	170,691

4.500%, due 07/01/41	414,367	446,640

4.500%, due 09/01/41	406,182	437,818

5.000%, due 09/01/39	547,523	600,690

5.000%, due 10/01/39	77,985	84,608

5.000%, due 05/01/40	97,568	106,219

5.000%, due 09/01/41	423,977	461,967

5.500%, due 08/01/39	338,028	370,503

6.000%, due 06/01/33	6,982	7,874

6.000%, due 08/01/37	206,186	230,475

7.000%, due 08/01/32	489,522	580,289

7.500%, due 02/01/33	8,518	10,331

3.000%, TBA	250,000	256,211

4.500%, TBA	100,000	107,266

5.000%, TBA	325,000	351,762

5.500%, TBA	200,000	217,875

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Mortgage & agency debt securities — (concluded)

Government National Mortgage Association Certificates,
6.500% , due 10/15/28	4,520	5,292

Government National Mortgage Association Certificates I,
3.500%, TBA	675,000	720,352

4.000%, TBA	225,000	245,586

Government National Mortgage Association Certificates II,
3.000%, TBA	500,000	517,109

3.500%, due 12/20/26	626,159	670,638

4.000%, due 07/20/26	367,037	392,547

4.500%, due 05/20/40	348,663	385,100

6.000%, due 11/20/28	2,253	2,544

6.000%, due 02/20/29	5,250	5,933

6.000%, due 02/20/34	778,316	876,577

Total mortgage & agency debt securities (cost—$16,477,682)		17,031,996

Collateralized mortgage obligations — 0.48%

Arkle Master Issuer PLC, Series 2012-1A, Class 2A1,
2.166%, due 05/17/60[6,7]	255,000	257,955

First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1,
0.509%, due 02/25/35[7]	146,186	125,883

Fosse Master Issuer PLC, Series 2012-1A, Class 2A2,
1.727%, due 10/18/54[6,7]	225,000	224,964

Holmes Master Issuer PLC,
Series 2010-1A, Class A2,
1.867%, due 10/15/54[6,7]	120,000	120,635

Series 2012-1A, Class A2,
2.117%, due 10/15/54[6,7]	375,000	378,622

Silverstone Master Issuer, Series 2012-1A, Class 1A,
2.016%, due 01/21/55[6,7]	150,000	151,283

Total collateralized mortgage obligations (cost—$1,276,637)		1,259,342

Commercial mortgage-backed securities — 0.88%

Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM
5.983%, due 02/10/51[7]	250,000	240,091

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4,
5.901%, due 09/11/38[7]	300,000	339,900

FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A,
2.980%, due 12/06/20[6]	270,563	279,256

Fosse Master Issuer PLC, Series 2011-1A, Class A2
1.866%, due 10/18/54[6,7]	250,000	251,702

Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class AM,
5.475%, due 03/10/39	250,000	239,096

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM
5.464%, due 12/12/43	275,000	257,785

Series 2007-LD11, Class A4,
6.009%, due 06/15/49[7]	200,000	215,950

Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class B
5.240%, due 09/15/37	100,000	101,218

Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B,
5.979%, due 08/12/45[6,7]	360,000	361,529

Total commercial mortgage-backed securities (cost—$2,244,321)		2,286,527

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — 8.42%

Aerospace & defense — 0.01%

BE Aerospace, Inc.
6.875%, due 10/01/20	30,000	32,925

Airlines — 0.06%

AMGH Merger Sub, Inc.
9.250%, due 11/01/18[6]	25,000	25,313

Delta Air Lines 2007-1, Class A Pass-Through Trust
6.821%, due 08/10/22	84,287	91,452

Delta Air Lines, Inc.
12.250%, due 03/15/15[6,8]	30,000	32,400

		149,165

Automobile OEM — 0.11%

Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[1]	80,000	80,200

Ford Motor Co.
7.450%, due 07/16/31[1]	160,000	208,400

		288,600

Automotive parts — 0.10%

Daimler Finance North America LLC
8.500%, due 01/18/31	65,000	99,211

Meritor, Inc.
10.625%, due 03/15/18	30,000	32,475

Navistar International Corp.
8.250%, due 11/01/21	30,000	31,500

Tenneco, Inc.
7.750%, due 08/15/18	100,000	107,500

		270,686

Banking-non-US — 0.12%

Eksportfinans ASA
3.000%, due 11/17/14	45,000	42,754

HSBC Holdings PLC
4.000%, due 03/30/22	250,000	254,466

NB Capital Trust II
7.830%, due 12/15/26	25,000	25,000

		322,220

Banking-US — 0.70%

Bank of America Corp.
3.875%, due 03/22/17	125,000	124,588

5.650%, due 05/01/18	70,000	72,915

BankAmerica Capital II
8.000%, due 12/15/26	25,000	25,063

Capital One Financial Corp.
2.150%, due 03/23/15	75,000	75,322

CIT Group, Inc.
4.750%, due 02/15/15[6]	435,000	432,825

5.500%, due 02/15/19[6]	80,000	77,800

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Banking-US — (concluded)

Citigroup Capital XXI
8.300%, due 12/21/57[7]	50,000	50,550

Citigroup, Inc.
6.125%, due 05/15/18	150,000	163,237

JPMorgan Chase & Co.
5.400%, due 01/06/42	125,000	135,382

Regions Financial Corp.
5.750%, due 06/15/15	50,000	52,500

The Goldman Sachs Group, Inc.
3.300%, due 05/03/15	55,000	54,202

5.750%, due 01/24/22	160,000	164,152

Washington Mutual, Inc.
5.500%, due 01/15/13[5,9]	585,000	59

Wells Fargo Bank N.A.
5.950%, due 08/26/36	310,000	355,022

Zions Bancorp.
5.500%, due 11/16/15	30,000	31,141

		1,814,758

Beverage/bottling — 0.04%

Constellation Brands, Inc.
7.250%, due 05/15/17	40,000	45,300

8.375%, due 12/15/14	60,000	68,025

		113,325

Building materials — 0.04%

Hanson Ltd.
6.125%, due 08/15/16	40,000	42,300

Vulcan Materials Co.
7.500%, due 06/15/21	50,000	54,000

		96,300

Business services/office equipment — 0.04%

West Corp.
7.875%, due 01/15/19	45,000	45,113

11.000%, due 10/15/16[1]	50,000	52,687

		97,800

Cable — 0.08%

Comcast Corp.
6.300%, due 11/15/17	100,000	120,529

6.950%, due 08/15/37	60,000	77,195

		197,724

Chemicals — 0.16%

Ashland, Inc.
9.125%, due 06/01/17	40,000	43,900

Celanese US Holdings LLC
5.875%, due 06/15/21	50,000	52,125

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Chemicals — (concluded)

6.625%, due 10/15/18	25,000	26,437

CF Industries, Inc.
7.125%, due 05/01/20	145,000	175,450

Georgia Gulf Corp.
9.000%, due 01/15/17[1,6]	40,000	44,900

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	50,000	49,750

Ineos Group Holdings PLC
8.500%, due 02/15/16[1,6]	15,000	13,538

Momentive Performance Materials, Inc.
9.000%, due 01/15/21	25,000	18,875

		424,975

Coal — 0.01%

Arch Coal, Inc.
8.750%, due 08/01/16[1]	25,000	24,000

Commercial services — 0.01%

DynCorp International, Inc.
10.375%, due 07/01/17	20,000	17,150

Interactive Data Corp.
10.250%, due 08/01/18	5,000	5,538

		22,688

Consumer products — 0.05%

Mead Products LLC/ACCO Brands Corp.
6.750%, due 04/30/20[6]	25,000	25,688

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.750%, due 10/15/16[6,8]	100,000	105,500

		131,188

Consumer products-non durables — 0.05%

Toys R US Property Co. II LLC
8.500%, due 12/01/17	45,000	46,294

Tupperware Brands Corp.
4.750%, due 06/01/21	90,000	93,605

		139,899

Consumer services — 0.02%

Avis Budget Car Rental/Avis Budget Finance, Inc.
9.625%, due 03/15/18	20,000	21,725

Dell, Inc.
5.400%, due 09/10/40	35,000	37,564

		59,289

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Distribution/wholesale — 0.02%

McJunkin Red Man Corp.
9.500%, due 12/15/16	60,000	64,200

Diversified financial services — 0.01%

Capital One Capital III
7.686%, due 08/15/36	35,000	35,350

Diversified manufacturing — 0.10%

Bombardier, Inc.
7.500%, due 03/15/18[6]	20,000	21,800

7.750%, due 03/15/20[6]	125,000	137,187

Coleman Cable, Inc.
9.000%, due 02/15/18	20,000	20,750

SPX Corp.
7.625%, due 12/15/14	65,000	71,663

The Goodyear Tire & Rubber Co.
7.000%, due 05/15/22[1]	20,000	19,600

		271,000

Electric-generation — 0.16%

Calpine Construction Finance/CCFC Finance Corp.
8.000%, due 06/01/16[6]	50,000	53,625

Calpine Corp.
7.875%, due 07/31/20[6]	125,000	132,500

GenOn Energy, Inc.
9.500%, due 10/15/18	100,000	93,000

NRG Energy, Inc.
7.625%, due 05/15/19	50,000	48,875

8.500%, due 06/15/19[1]	15,000	15,000

The AES Corp.
8.000%, due 06/01/20	55,000	61,875

		404,875

Electric-integrated — 0.23%

Appalachian Power Co.
4.600%, due 03/30/21	130,000	145,687

DPL, Inc.
7.250%, due 10/15/21[6]	60,000	65,250

E.ON International Finance BV
5.800%, due 04/30/18[6]	80,000	95,650

MidAmerican Energy Holdings Co.
5.950%, due 05/15/37	100,000	125,681

Oncor Electric Delivery Co. LLC
6.800%, due 09/01/18	80,000	95,318

Southern California Edison Co.
4.050%, due 03/15/42	75,000	78,090

		605,676

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Electronics — 0.07%

Freescale Semiconductor, Inc.
9.250%, due 04/15/18[6]	25,000	26,312

10.750%, due 08/01/20[1]	60,000	64,200

KEMET Corp.
10.500%, due 05/01/18	25,000	26,063

Sanmina-SCI Corp.
7.000%, due 05/15/19[1,6]	45,000	43,537

8.125%, due 03/01/16[1]	12,000	12,345

		172,457

Energy-exploration & production — 0.41%

Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18	100,000	98,500

Apache Corp.
5.250%, due 02/01/42	90,000	104,800

ATP Oil & Gas Corp.
11.875%, due 05/01/15[1]	25,000	13,313

Berry Petroleum Co.
6.750%, due 11/01/20	50,000	51,750

Connacher Oil and Gas Ltd.
8.500%, due 08/01/19[1,6]	50,000	46,500

Denbury Resources, Inc.
8.250%, due 02/15/20	25,000	27,000

9.750%, due 03/01/16	75,000	81,562

Forest Oil Corp.
7.250%, due 06/15/19[1]	75,000	68,250

8.500%, due 02/15/14	30,000	31,500

Helix Energy Solutions
9.500%, due 01/15/16[6]	58,000	60,755

Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[6]	25,000	26,125

8.000%, due 02/15/20[6]	20,000	21,300

Linn Energy LLC/Linn Energy Finance Corp.
7.750%, due 02/01/21	50,000	51,125

8.625%, due 04/15/20	75,000	79,500

Quicksilver Resources, Inc.
7.125%, due 04/01/16	50,000	43,750

11.750%, due 01/01/16	30,000	30,750

Range Resources Corp.
5.750%, due 06/01/21	25,000	25,750

7.250%, due 05/01/18	25,000	26,375

Samson Investment Co.
9.750%, due 02/15/20[6]	70,000	69,650

SandRidge Energy, Inc.
8.750%, due 01/15/20	45,000	46,125

9.875%, due 05/15/16	45,000	49,050

Swift Energy Co.
7.875%, due 03/01/22	25,000	25,250

		1,078,680

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Energy-independent — 0.18%

Anadarko Petroleum Corp.
5.950%, due 09/15/16	110,000	124,727

6.450%, due 09/15/36	85,000	99,327

Chesapeake Energy Corp.
9.500%, due 02/15/15[1]	115,000	121,325

Comstock Resources, Inc.
8.375%, due 10/15/17	5,000	4,888

Encore Acquisition Co.
9.500%, due 05/01/16	30,000	32,700

Key Energy Services, Inc.
6.750%, due 03/01/21	75,000	75,281

		458,248

Energy-integrated — 0.03%

ConocoPhillips
6.500%, due 02/01/39	55,000	75,532

Energy-oilfield services — 0.06%

Cie Generale de Geophysique-Veritas
7.750%, due 05/15/17	35,000	36,050

Transocean, Inc.
6.800%, due 03/15/38	100,000	115,999

		152,049

Energy-refining & marketing — 0.07%

Tesoro Corp.
9.750%, due 06/01/19[1]	55,000	61,875

Valero Energy Corp.
6.625%, due 06/15/37	110,000	122,262

		184,137

Entertainment — 0.13%

WMG Acquisition Corp.
9.500%, due 06/15/16	325,000	346,937

Environmental — 0.04%

Casella Waste Systems, Inc.
11.000%, due 07/15/14	25,000	26,313

Republic Services, Inc.
3.550%, due 06/01/22	80,000	81,075

		107,388

Finance-captive automotive — 0.01%

AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%, due 05/20/20	35,000	34,475

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Finance-diversified — 0.21%

Merrill Lynch & Co., Inc.
5.000%, due 01/15/15	175,000	179,724

Wells Fargo & Co. MTN
2.100%, due 05/08/17	255,000	252,401

4.600%, due 04/01/21	115,000	126,542

		558,667

Finance-noncaptive diversified — 0.13%

Ally Financial, Inc.
6.750%, due 12/01/14	100,000	104,000

8.000%, due 03/15/20	75,000	84,562

8.300%, due 02/12/15	65,000	69,550

E*Trade Financial Corp.
12.500%, due 11/30/17	63,000	72,293

		330,405

Finance-other — 0.40%

Caterpillar Financial Services Corp.
2.850%, due 06/01/22	130,000	131,697

Ford Motor Credit Co. LLC
6.625%, due 08/15/17	100,000	116,114

8.125%, due 01/15/20	110,000	139,705

12.000%, due 05/15/15	135,000	170,437

FTI Consulting, Inc.
6.750%, due 10/01/20	25,000	26,312

General Electric Capital Corp. MTN
4.650%, due 10/17/21	125,000	137,334

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18	25,000	26,469

International Lease Finance Corp.
7.125%, due 09/01/18[6]	100,000	110,000

8.625%, due 09/15/15[8]	105,000	114,450

SquareTwo Financial Corp.
11.625%, due 04/01/17	75,000	69,375

		1,041,893

Food — 0.11%

Kraft Foods, Inc.
6.500%, due 02/09/40	100,000	127,390

Michael Foods, Inc.
9.750%, due 07/15/18	50,000	54,125

Smithfield Foods, Inc.
10.000%, due 07/15/14	22,000	25,300

Tyson Foods, Inc.
10.500%, due 03/01/14	35,000	40,075

Viskase Cos., Inc.
9.875%, due 01/15/18[6]	40,000	41,500

		288,390

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Food-wholesale — 0.04%

ARAMARK Corp.
8.500%, due 02/01/15	85,000	87,020

US Foodservice
8.500%, due 06/30/19[1,6]	25,000	25,187

		112,207

Food/beverage — 0.04%

Anheuser-Busch InBev Worldwide, Inc.
8.200%, due 01/15/39	60,000	98,274

Gaming — 0.24%

Boyd Gaming Corp.
9.125%, due 12/01/18[1]	35,000	35,875

Caesars Entertainment Operating Co., Inc.
5.625%, due 06/01/15[1]	75,000	61,875

10.000%, due 12/15/15	85,000	74,375

11.250%, due 06/01/17	55,000	58,437

CityCenter Holdings LLC/CityCenter Finance Corp.
10.750%, due 01/15/17[1,10]	50,000	51,328

Marina District Finance Co., Inc.
9.500%, due 10/15/15[1]	45,000	42,638

MGM Resorts International
10.000%, due 11/01/16[1]	85,000	93,075

11.125%, due 11/15/17	35,000	39,200

Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[6]	75,000	56,062

Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15[6]	40,000	38,000

Yonkers Racing Corp.
11.375%, due 07/15/16[6]	80,000	85,000

		635,865

Gas distributors — 0.03%

Ferrellgas Partners LP
8.625%, due 06/15/20	26,000	23,400

9.125%, due 10/01/17	20,000	20,700

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18	45,000	42,863

		86,963

Gas pipelines — 0.32%

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
8.750%, due 06/15/18	25,000	26,500

Crosstex Energy LP/Crosstex Energy Finance Corp.
8.875%, due 02/15/18	80,000	84,000

Energy Transfer Partners LP
5.200%, due 02/01/22	125,000	132,138

7.500%, due 07/01/38	75,000	85,214

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Gas pipelines — (concluded)

Kinder Morgan Energy Partners LP
3.950%, due 09/01/22	85,000	85,840

6.500%, due 09/01/39	150,000	172,038

Sonat, Inc.
7.000%, due 02/01/18	150,000	161,020

Trans-Canada Pipelines Ltd.
7.625%, due 01/15/39	50,000	73,919

		820,669

Health care — 0.24%

Capella Healthcare, Inc.
9.250%, due 07/01/17	10,000	10,000

Carriage Services, Inc.
7.875%, due 01/15/15	20,000	20,150

CHS/Community Health Systems, Inc.
8.000%, due 11/15/19	25,000	25,531

8.875%, due 07/15/15[1]	16,000	16,410

CVS Caremark Corp.
6.125%, due 09/15/39	60,000	73,950

ExamWorks Group, Inc.
9.000%, due 07/15/19[6]	70,000	71,050

Fresenius Medical Care US Finance II, Inc.
5.625%, due 07/31/19[6]	50,000	49,625

HCA, Inc.
5.875%, due 03/15/22	25,000	24,813

7.500%, due 02/15/22	100,000	104,812

8.500%, due 04/15/19	25,000	27,594

Multiplan, Inc.
9.875%, due 09/01/18[6]	125,000	132,500

Tenet Healthcare Corp.
6.875%, due 11/15/31	50,000	41,937

United Surgical Partners International, Inc.
9.000%, due 04/01/20[6]	25,000	25,938

US Oncology, Inc., Escrow
(related to 9.125% bonds, due 08/15/17)[11]	30,000	450

		624,760

Home construction — 0.02%

Standard Pacific Corp.
10.750%, due 09/15/16	25,000	29,188

Toll Brothers Finance Corp.
8.910%, due 10/15/17	10,000	12,212

		41,400

Housewares — 0.00%

Libbey Glass, Inc.
10.000%, due 02/15/15	3,000	3,195

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Industrial-other — 0.08%

Belden, Inc.
9.250%, due 06/15/19	50,000	54,875

Iron Mountain, Inc.
8.000%, due 06/15/20	115,000	120,750

RBS Global, Inc./Rexnord LLC
8.500%, due 05/01/18	30,000	31,875

		207,500

Insurance-life — 0.13%

American International Group, Inc.
3.000%, due 03/20/15	180,000	181,773

Hartford Financial Services Group, Inc.
6.625%, due 04/15/42	40,000	41,585

MetLife, Inc.
6.400%, due 12/15/36	130,000	123,513

		346,871

Insurance-multiline — 0.06%

Glen Meadow Pass-Through Trust
6.505%, due 02/12/67[6,7]	60,000	44,250

Prudential Financial, Inc. MTN
6.625%, due 12/01/37	100,000	116,589

		160,839

Insurance-personal & casualty — 0.08%

Berkshire Hathaway Finance Corp.
3.000%, due 05/15/22[1]	40,000	40,068

Liberty Mutual Group, Inc.
7.800%, due 03/15/37[6]	25,000	24,375

10.750%, due 06/15/58[6,7]	70,000	96,600

XL Group PLC, Series E
6.500%, due 04/15/17[7,12]	50,000	38,500

		199,543

Internet software & services — 0.03%

Equinix, Inc.
8.125%, due 03/01/18	75,000	81,938

Investments & miscellaneous financial services — 0.03%

Tomkins LLC/Tomkins, Inc.
9.000%, due 10/01/18[8]	63,000	69,221

Leisure — 0.03%

Brunswick Corp.
11.250%, due 11/01/16[6]	25,000	29,188

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Leisure — (concluded)

Royal Caribbean Cruises Ltd.
7.500%, due 10/15/27	40,000	40,200

		69,388

Lodging — 0.07%

Diamond Resorts Corp.
12.000%, due 08/15/18	110,000	118,525

Felcor Lodging LP
6.750%, due 06/01/19	25,000	25,062

Host Hotels & Resorts LP
9.000%, due 05/15/17[1]	40,000	44,300

		187,887

Machinery-agriculture & construction — 0.08%

Case New Holland, Inc.
7.875%, due 12/01/17	105,000	119,700

The Manitowoc Co., Inc.
8.500%, due 11/01/20	75,000	80,437

		200,137

Media-broadcast/outdoor — 0.06%

Clear Channel Communications, Inc.
10.750%, due 08/01/16	85,000	55,250

News America, Inc.
6.200%, due 12/15/34	45,000	50,308

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, due 04/15/17	25,000	26,125

XM Satellite Radio, Inc.
13.000%, due 08/01/13[6]	25,000	28,062

		159,745

Media-cable — 0.27%

Cablevision Systems Corp.
8.625%, due 09/15/17	65,000	71,013

CSC Holdings LLC
8.625%, due 02/15/19	25,000	27,875

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.000%, due 08/15/40	100,000	109,600

DISH DBS Corp.
7.750%, due 05/31/15	50,000	54,375

7.875%, due 09/01/19	120,000	133,500

Time Warner Cable, Inc.
6.550%, due 05/01/37	40,000	46,824

6.750%, due 07/01/18	165,000	199,926

Time Warner, Inc.
6.100%, due 07/15/40	45,000	51,627

		694,740

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Media-diversified — 0.02%

Entravision Communications Corp.
8.750%, due 08/01/17	47,000	49,115

Media-non cable — 0.06%

Gannett Co., Inc.
8.750%, due 11/15/14	25,000	28,250

Intelsat Jackson Holdings SA
7.250%, due 10/15/20	75,000	74,625

LIN Television Corp.
8.375%, due 04/15/18	25,000	25,625

Nielsen Finance LLC/Nielsen Finance Co.
11.625%, due 02/01/14	13,000	14,771

Sinclair Television Group
9.250%, due 11/01/17[6]	20,000	22,000

		165,271

Media-publishing — 0.03%

Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15[6]	40,000	29,800

The McClatchy Co.
11.500%, due 02/15/17	35,000	35,350

		65,150

Media-services — 0.01%

Nielsen Finance LLC/Nielson Finance Co.
7.750%, due 10/15/18	25,000	26,875

Metals & mining — 0.27%

AngloGold Ashanti Holdings PLC
5.375%, due 04/15/20	75,000	77,050

CONSOL Energy, Inc.
8.000%, due 04/01/17	45,000	45,112

Mirabela Nickel Ltd.
8.750%, due 04/15/18[6]	30,000	21,600

Murray Energy Corp.
10.250%, due 10/15/15[6]	125,000	111,250

Novelis, Inc.
8.375%, due 12/15/17	50,000	52,750

Peabody Energy Corp.
7.375%, due 11/01/16	50,000	55,375

Ryerson, Inc.
12.000%, due 11/01/15[8]	105,000	107,100

Teck Resources Ltd.
6.250%, due 07/15/41	50,000	55,589

Vale Overseas Ltd.
4.375%, due 01/11/22	125,000	124,947

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Metals & mining — (concluded)
6.875%, due 11/21/36	35,000	40,050

		690,823

Metals/mining excluding steel — 0.06%

FMG Resources (August 2006) Pty Ltd.
7.000%, due 11/01/15[6]	75,000	75,000

Inmet Mining Corp.
8.750%, due 06/01/20[6]	70,000	68,250

Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, due 06/01/20[6]	25,000	25,000

		168,250

Oil & gas — 0.02%

BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22[6]	50,000	49,000

Oil field equipment & services — 0.04%

SESI LLC
7.125%, due 12/15/21[6]	85,000	92,650

Oil refining & marketing — 0.03%

Phillips 66
4.300%, due 04/01/22[6]	75,000	78,107

Packaging & containers — 0.09%

Berry Plastics Corp.
8.250%, due 11/15/15	30,000	31,725

Graphic Packaging International, Inc.
9.500%, due 06/15/17	5,000	5,525

Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	100,000	110,500

Sealed Air Corp.
8.375%, due 09/15/21[6]	40,000	44,000

Solo Cup Co.
8.500%, due 02/15/14	35,000	35,000

		226,750

Paper & forest products — 0.04%

Boise Paper Holdings LLC/Boise Finance Co.
9.000%, due 11/01/17	15,000	16,538

Georgia-Pacific LLC
8.875%, due 05/15/31	35,000	49,224

Mercer International, Inc.
9.500%, due 12/01/17	35,000	36,312

		102,074

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Pharmaceuticals — 0.15%

Mylan, Inc.
7.625%, due 07/15/17[6]	50,000	54,563

Teva Pharmaceutical Finance Co. BV
2.400%, due 11/10/16	125,000	130,077

Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	90,000	94,320

Valeant Pharmaceuticals International
7.000%, due 10/01/20[6]	75,000	72,562

Warner Chilcott Co. LLC/ Warner Chilcott Finance LLC
7.750%, due 09/15/18	30,000	31,650

		383,172

Railroads — 0.04%

Burlington Northern Santa Fe LLC
6.150%, due 05/01/37	40,000	50,405

Norfolk Southern Corp.
3.250%, due 12/01/21	50,000	52,236

		102,641

Real estate investment trusts — 0.14%

CB Richard Ellis Services, Inc.
11.625%, due 06/15/17	50,000	56,500

Developers Diversified Realty Corp.
9.625%, due 03/15/16	70,000	85,236

DuPont Fabros Technology LP
8.500%, due 12/15/17	75,000	81,750

ERP Operating LP
4.750%, due 07/15/20	35,000	38,665

5.375%, due 08/01/16	100,000	111,906

		374,057

Retail-department — 0.04%

JC Penney Corp., Inc.
7.125%, due 11/15/23	60,000	57,000

Macy’s Retail Holdings, Inc.
6.375%, due 03/15/37	35,000	41,976

		98,976

Retail-discount — 0.01%

Target Corp.
7.000%, due 01/15/38	25,000	35,831

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Retail-specialty — 0.22%

Burlington Coat Factory Warehouse Corp.
10.000%, due 02/15/19	30,000	30,975

Ingles Markets, Inc.
8.875%, due 05/15/17	70,000	75,775

Limited Brands, Inc.
8.500%, due 06/15/19	45,000	52,931

Michaels Stores, Inc.
7.750%, due 11/01/18	25,000	26,063

11.375%, due 11/01/16[1]	50,000	53,126

Petco Animal Supplies, Inc.
9.250%, due 12/01/18[1,6]	60,000	64,500

QVC, Inc.
7.125%, due 04/15/17[6]	20,000	21,200

7.500%, due 10/01/19[6]	75,000	81,562

Rite Aid Corp.
10.375%, due 07/15/16[1]	60,000	63,225

SUPERVALU, Inc.
8.000%, due 05/01/16[1]	35,000	34,913

YCC Holdings LLC/Yankee Finance, Inc.
10.250%, due 02/15/16[10]	75,000	75,187

		579,457

Software/services — 0.02%

MedAssets, Inc.
8.000%, due 11/15/18	50,000	51,625

Steel producers/products — 0.06%

AK Steel Corp.
7.625%, due 05/15/20	50,000	46,250

Severstal Columbus LLC
10.250%, due 02/15/18	50,000	52,000

US Steel Corp.
7.375%, due 04/01/20[1]	50,000	48,750

		147,000

Support-services — 0.03%

Iron Mountain, Inc.
8.375%, due 08/15/21	70,000	74,725

Supranational — 0.08%

European Investment Bank
2.875%, due 01/15/15	195,000	204,506

Technology-hardware — 0.05%

CDW LLC/CDW Finance Corp.
12.535%, due 10/12/17	50,000	53,500

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Technology-hardware — (concluded)

Jabil Circuit, Inc.
8.250%, due 03/15/18	25,000	29,000

Seagate HDD Cayman
7.750%, due 12/15/18	50,000	53,875

		136,375

Technology-software — 0.05%

Epicor Software Corp.
8.625%, due 05/01/19	15,000	15,038

First Data Corp.
9.875%, due 09/24/15[1]	75,000	74,437

11.250%, due 03/31/16[1]	25,000	21,750

Unisys Corp.
12.750%, due 10/15/14[6]	25,000	27,500

		138,725

Telecom-satellite — 0.04%

Intelsat Bermuda Ltd.
11.250%, due 02/04/17	110,000	108,075

Telecom-wireless — 0.28%

America Movil SAB de CV
5.000%, due 03/30/20	135,000	150,895

Cellco Partnership/Verizon Wireless Capital LLC
8.500%, due 11/15/18	90,000	123,113

Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15[6]	25,000	21,813

Cricket Communications, Inc.
7.750%, due 05/15/16	50,000	52,750

10.000%, due 07/15/15[1]	50,000	51,125

Nextel Communications, Inc.
7.375%, due 08/01/15	150,000	146,625

SBA Telecommunications, Inc.
8.250%, due 08/15/19	49,000	53,165

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, due 04/30/18[6]	100,000	103,500

Wind Acquisition Finance SA
11.750%, due 07/15/17[6]	40,000	34,000

		736,986

Telephone-integrated — 0.48%

AT&T, Inc.
1.600%, due 02/15/17	150,000	150,541

6.500%, due 09/01/37	80,000	100,771

CenturyLink, Inc.
6.450%, due 06/15/21	100,000	103,592

Embarq Corp.
7.995%, due 06/01/36	50,000	51,231

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Telephone-integrated — (concluded)

Frontier Communications Corp.
7.875%, due 04/15/15[1]	30,000	32,325

8.250%, due 04/15/17[1]	115,000	118,737

Level 3 Communications, Inc.
11.875%, due 02/01/19	25,000	26,813

Level 3 Financing, Inc.
8.625%, due 07/15/20[6]	25,000	25,500

10.000%, due 02/01/18	50,000	53,875

PAETEC Holding Corp.
9.875%, due 12/01/18	65,000	71,337

Sprint Nextel Corp.
6.000%, due 12/01/16	50,000	45,750

8.375%, due 08/15/17	75,000	72,000

9.000%, due 11/15/18[6]	25,000	27,063

9.125%, due 03/01/17[6]	25,000	24,812

Verizon Communications, Inc.
6.100%, due 04/15/18	210,000	255,185

Videotron Ltee
5.000%, due 07/15/22[6]	35,000	34,125

Virgin Media Secured Finance PLC
6.500%, due 01/15/18	50,000	54,500

		1,248,157

Textile/apparel — 0.01%

Quiksilver, Inc.
6.875%, due 04/15/15[1]	25,000	24,625

Theaters & entertainment — 0.03%

AMC Entertainment, Inc.
9.750%, due 12/01/20	50,000	53,750

Production Resource Group, Inc.
8.875%, due 05/01/19	15,000	11,663

		65,413

Tobacco — 0.14%

Altria Group, Inc.
9.950%, due 11/10/38	65,000	103,796

Philip Morris International, Inc.
2.900%, due 11/15/21	150,000	154,635

Reynolds American, Inc.
7.625%, due 06/01/16	80,000	96,589

		355,020

Transportation services — 0.06%

Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17	50,000	52,250

Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.625%, due 11/01/17	75,000	70,500

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (concluded)

Transportation services — (concluded)

Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
8.875%, due 11/01/17	30,000	30,750

		153,500

Total corporate bonds (cost—$21,879,012)		21,929,974

Non-US government obligations — 0.07%

Colombia Government International Bond
4.375%, due 07/12/21	100,000	109,000

Mexico Government International Bond MTN
4.750%, due 03/08/44	75,000	76,125

Total non-US government obligations (cost—$173,551)		185,125

Repurchase agreement — 18.72%

Repurchase agreement dated 05/31/12 with State Street Bank & Trust Co., 0.010% due 06/01/12, collateralized by $21,712,167 Federal Home Loan Bank obligations, 0.875% to 1.375% due 12/27/13 to 05/28/14, $11,040,637 Federal Home Loan Mortgage Corp. obligations, 0.540% to 0.750% due 09/22/14 to 11/15/14, $7,378,880 Federal National Mortgage Association obligations, 0.810% to 2.625% due 11/20/14 to 11/21/14, $8,656,641 US Treasury Notes, 0.750% to 4.250% due 08/15/13 to 11/15/13; (value—$49,745,135); proceeds: $48,769,014 (cost—$48,769,000)	48,769,000	48,769,000

	Shares

Investment of cash collateral from securities loaned — 1.98%

Money market fund — 1.98%

UBS Private Money Market Fund LLC[3] (cost—$5,149,647)	5,149,647	5,149,647

Total investments (cost—$261,643,268)[13] — 103.07%		268,560,021

Liabilities in excess of other assets — (3.07)%		(7,992,323)

Net assets — 100.00%		260,567,698

Aggregate cost for federal income tax purposes was substantially the same for book purposes and net unrealized appreciation consisted of:

Gross unrealized appreciation		$16,788,659
Gross unrealized depreciation		(9,871,906)

Net unrealized appreciation		$6,916,753

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

Futures contracts

Number of		Expiration		Current	Unrealized
contracts		date	Cost ($)	value ($)	depreciation ($)

Index futures buy contracts:
238	S&P 500 E-Mini Index Futures	June 2012	16,266,051	15,579,480	(686,571)

			Proceeds ($)

US Treasury futures sell contracts:
49	US Treasury Note 10 Year Futures	September 2012	6,500,860	6,562,937	(62,077)

					(748,648)

The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of May 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Common stocks	139,141,175	—	—	139,141,175

Preferred stock	—	4,287	—	4,287

Investment company	—	10,696,010	—	10,696,010

Warrants	—	—	27	27

US government obligations	—	22,106,911	—	22,106,911

Mortgage & agency debt securities	—	17,031,996	—	17,031,996

Collateralized mortgage obligations	—	1,259,342	—	1,259,342

Commercial mortgage-backed securities	—	2,286,527	—	2,286,527

Corporate bonds	—	21,929,915	59	21,929,974

Non-US government obligations	—	185,125	—	185,125

Repurchase agreement	—	48,769,000	—	48,769,000

Investment of cash collateral from securities loaned	—	5,149,647	—	5,149,647

Futures contracts	(748,648)	—	—	(748,648)

Total	138,392,527	129,418,760	86	267,811,373

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine months ended May 31, 2012:

	Preferred		Corporate
	stock ($)	Warrants ($)	bond ($)	Total ($)

Beginning balance	23	27	—	50

Purchases	—	—	—	—

Sales	(23,320)	—	—	(23,320)

Accrued discounts/(premiums)	—	—	—	—

Total realized gain/(loss)	23,297	—	—	23,297

Net change in unrealized appreciation/depreciation	—	—	—	—

Transfers into Level 3	—	—	59	59

Transfers out of Level 3	—	—	—	—

Ending balance	—	27	59	86

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at May 31, 2012 was $(1,524). Transfers into Level 3 represent the value at the end of the period. At May 31, 2012, a corporate bond was transferred from Level 2 to Level 3 as the valuation is based on a fair valuation approved by the valuation committee based on unobservable inputs.

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	96.4

Cayman Islands	0.8

Curacao	0.6

Bermuda	0.4

Canada	0.4

Switzerland	0.3

United Kingdom	0.3

Israel	0.2

Panama	0.2

Mexico	0.2

Luxembourg	0.1

Ireland	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated February 29, 2012.

Fund footnotes

*	Non-income producing security.

**	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Security, or a portion thereof, was on loan at May 31, 2012.

2	Cumulative preferred stock. The next call date is July 27, 2012.

3	Investment in affiliated investment company. The table below details the Fund’s transaction activity in affiliated issuers for the nine months ended May 31, 2012. The advisor earns a management fee from UBS Credit Bond Relationship Fund and UBS Private Money Market Fund LLC.

		Purchases	Sales
		during the	during the		Change in net		Net income earned
		nine months	nine months	Net realized	unrealized		from affiliate for the
	Value at	ended	ended	gain	appreciation	Value at	nine months ended
Security description	08/31/11 ($)	05/31/12 ($)	05/31/12 ($)	05/31/12 ($)	05/31/12 ($)	05/31/12 ($)	05/31/12 ($)

UBS Credit Bond Relationship Fund	10,951,259	—	900,000	104,745	540,006	10,696,010	—

UBS Private Money Market Fund LLC	11,342,957	37,983,081	44,176,391	—	—	5,149,647	996

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2012 (unaudited)

4	Illiquid security representing less than 0.00% of net assets as of May 31, 2012.

5	Security is being fair valued by a valuation committee under the direction of the board of trustees.

6	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.17% of net assets as of May 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

7	Variable or floating rate security. The interest rate shown is the current rate as of May 31, 2012 and changes periodically.

8	Step bond that converts to the noted fixed rate at a designated future date.

9	Bond interest in default.

10	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

11	Security called in full on February 16, 2011. Position represents remaining escrow balance expected to be received upon finalization of call premium.

12	Perpetual bond security. The maturity date reflects the next call date.

13	Includes $5,072,590 of investments in securities on loan, at value plus accrued interest and dividends, if any.

Fund acronyms

ADR	American Depositary Receipt

BDC	Business Development Company

FDIC	Federal Deposit Insurance Corporation

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

OJSC	Open Joint Stock Company

TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2012